PROSPECTUS SUPPLEMENT

Global X Funds

SUPPLEMENT DATED FEBRUARY 17, 2011

TO THE PROSPECTUS DATED JANUARY 26, 2011

The following information supplements the information found in the prospectus for the Global X Funds.

The following funds are available for purchase:

Global X FTSE Andean 40 ETF (AND)

Global X FTSE ASEAN 40 ETF (ASEA)

The following funds are not operational and unavailable for purchase:

Global X S&P/TSX Venture Canada ETF (TSXV)

Global X Next 11 ETF (NXTE)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE